UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08203

T. Rowe Price Integrated Equity Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Integrated Global Equity Fund

Investor Class (TQGEX)

This annual shareholder report contains important information about Integrated Global Equity Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated Global Equity Fund - Investor Class	$81	0.74%

What drove fund performance during the past 12 months?

  Global stocks produced strong gains in 2024, helped by easing inflation pressures in many economies and looser monetary policies from various central banks around the world. Benefiting from the strength in the U.S. dollar, U.S. stocks generally outperformed non-U.S. equity markets.

  Relative to the MSCI All Country World Index Net, stock selection in the utilities sector—such as Vistra, an integrated retail electricity and power generation company that serves close to half of the states in the U.S.—contributed the most to relative performance. Stock choices among consumer staples and materials companies contributed to a lesser degree.

  On the other hand, our stock selection in the communication services sector and an average underweight allocation to this strong-performing sector—such as underweighting Facebook’s parent company Meta Platforms—detracted from relative results. An average underweight in the information technology sector and stock choices among financials companies also detracted.

  The fund seeks long-term capital growth by investing primarily in common stocks in the U.S. and in non-U.S. countries, including emerging markets. Our disciplined, long-term-oriented investment approach represents an integration of quantitative and fundamental insights and analysis. Notable changes in positioning during the year were focused on maintaining a broadly diversified global portfolio of stocks in which we have high conviction while staying fully invested and generally keeping the fund’s sector and country allocations in line with those of the MSCI index.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Investor Class	Regulatory/Strategy Benchmark
4/15/16	10,000	10,000
6/30/16	10,020	9,955
9/30/16	10,500	10,482
12/31/16	10,470	10,607
3/31/17	11,200	11,340
6/30/17	11,809	11,824
9/30/17	12,418	12,437
12/31/17	13,077	13,150
3/31/18	12,974	13,023
6/30/18	12,933	13,093
9/30/18	13,478	13,653
12/31/18	11,770	11,912
3/31/19	13,329	13,362
6/30/19	13,873	13,845
9/30/19	13,884	13,841
12/31/19	15,026	15,080
3/31/20	12,023	11,858
6/30/20	14,284	14,137
9/30/20	15,440	15,286
12/31/20	17,332	17,531
3/31/21	17,900	18,333
6/30/21	19,175	19,688
9/30/21	19,175	19,480
12/31/21	20,738	20,781
3/31/22	19,389	19,667
6/30/22	16,668	16,587
9/30/22	15,481	15,456
12/31/22	17,197	16,965
3/31/23	18,319	18,204
6/30/23	19,402	19,329
9/30/23	18,985	18,671
12/31/23	21,270	20,731
3/31/24	23,272	22,431
6/30/24	23,662	23,074
9/30/24	25,166	24,600
12/31/24	25,085	24,357

202501-4140694, 202502-4108710

F203-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 4/15/16
Integrated Global Equity Fund (Investor Class)	17.94%	10.79%	11.13%
MSCI All Country World Index Net (Regulatory/Strategy Benchmark)	17.49	10.06	10.76

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$61,407
  Number of Portfolio Holdings287
  Investment Advisory Fees Paid (000s)$(102)
  Portfolio Turnover Rate48.5%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	25.4%
Financials	16.5
Consumer Discretionary	11.3
Industrials & Business Services	11.0
Health Care	9.0
Communication Services	8.0
Consumer Staples	6.6
Energy	3.5
Utilities	3.3
Other	5.4

Top Ten Holdings (as a % of Net Assets)

Apple	4.7%
Microsoft	4.2
NVIDIA	3.8
Amazon.com	2.3
Alphabet	2.2
Meta Platforms	1.5
Taiwan Semiconductor Manufacturing	1.3
Tesla	1.1
Visa	0.9
Mastercard	0.9

How has the fund changed?

This is a summary of certain material changes to Integrated Global Equity Fund. The fund invests in at least five countries, including the U.S., and the fund will typically invest at least 25% of its net assets in securities of foreign issuers. The fund’s March 1, 2025 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Integrated Global Equity Fund

Investor Class (TQGEX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Integrated Global Equity Fund

I Class (TQGIX)

This annual shareholder report contains important information about Integrated Global Equity Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated Global Equity Fund - I Class	$63	0.58%

What drove fund performance during the past 12 months?

  Global stocks produced strong gains in 2024, helped by easing inflation pressures in many economies and looser monetary policies from various central banks around the world. Benefiting from the strength in the U.S. dollar, U.S. stocks generally outperformed non-U.S. equity markets.

  Relative to the MSCI All Country World Index Net, stock selection in the utilities sector—such as Vistra, an integrated retail electricity and power generation company that serves close to half of the states in the U.S.—contributed the most to relative performance. Stock choices among consumer staples and materials companies contributed to a lesser degree.

  On the other hand, our stock selection in the communication services sector and an average underweight allocation to this strong-performing sector—such as underweighting Facebook’s parent company Meta Platforms—detracted from relative results. An average underweight in the information technology sector and stock choices among financials companies also detracted.

  The fund seeks long-term capital growth by investing primarily in common stocks in the U.S. and in non-U.S. countries, including emerging markets. Our disciplined, long-term-oriented investment approach represents an integration of quantitative and fundamental insights and analysis. Notable changes in positioning during the year were focused on maintaining a broadly diversified global portfolio of stocks in which we have high conviction while staying fully invested and generally keeping the fund’s sector and country allocations in line with those of the MSCI index.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2024

	I Class	Regulatory/Strategy Benchmark
4/15/16	500,000	500,000
6/30/16	501,000	497,727
9/30/16	525,500	524,116
12/31/16	523,477	530,350
3/31/17	560,542	566,988
6/30/17	591,514	591,216
9/30/17	621,978	621,854
12/31/17	654,996	657,486
3/31/18	650,358	651,164
6/30/18	648,296	654,639
9/30/18	675,609	682,637
12/31/18	589,993	595,588
3/31/19	668,273	668,101
6/30/19	696,118	692,232
9/30/19	696,643	692,053
12/31/19	754,547	753,999
3/31/20	603,744	592,905
6/30/20	717,779	706,855
9/30/20	775,862	764,325
12/31/20	871,392	876,560
3/31/21	900,438	916,631
6/30/21	965,523	984,400
9/30/21	965,523	974,022
12/31/21	1,044,609	1,039,051
3/31/22	977,320	983,350
6/30/22	840,028	829,352
9/30/22	780,879	772,793
12/31/22	867,258	848,240
3/31/23	924,592	910,211
6/30/23	979,290	966,437
9/30/23	958,201	933,553
12/31/23	1,074,055	1,036,565
3/31/24	1,175,958	1,121,525
6/30/24	1,196,338	1,153,705
9/30/24	1,272,426	1,230,009
12/31/24	1,268,552	1,217,846

202501-4140694, 202502-4108710

F572-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 4/15/16
Integrated Global Equity Fund (I Class)	18.11%	10.95%	11.28%
MSCI All Country World Index Net (Regulatory/Strategy Benchmark)	17.49	10.06	10.76

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$61,407
  Number of Portfolio Holdings287
  Investment Advisory Fees Paid (000s)$(102)
  Portfolio Turnover Rate48.5%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	25.4%
Financials	16.5
Consumer Discretionary	11.3
Industrials & Business Services	11.0
Health Care	9.0
Communication Services	8.0
Consumer Staples	6.6
Energy	3.5
Utilities	3.3
Other	5.4

Top Ten Holdings (as a % of Net Assets)

Apple	4.7%
Microsoft	4.2
NVIDIA	3.8
Amazon.com	2.3
Alphabet	2.2
Meta Platforms	1.5
Taiwan Semiconductor Manufacturing	1.3
Tesla	1.1
Visa	0.9
Mastercard	0.9

How has the fund changed?

This is a summary of certain material changes to Integrated Global Equity Fund. The fund invests in at least five countries, including the U.S., and the fund will typically invest at least 25% of its net assets in securities of foreign issuers. The fund’s March 1, 2025 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Integrated Global Equity Fund

I Class (TQGIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023

Audit Fees	$26,450	$25,925
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b)  Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TQGEX Integrated Global Equity
Fund
TQGIX Integrated Global Equity
Fund–
.
I Class

T. ROWE PRICE Integrated Global Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 15.83 $ 13.18 $ 19.21 $ 16.18 $ 14.16
Investment activities
Net investment income
(1)(2)
0.22 0.21 0.31 0.12 0.14
Net realized and unrealized
gain/loss 2.63 2.90 (3.59) 3.06 2.03
Total from investment
activities 2.85 3.11 (3.28) 3.18 2.17
Distributions
Net investment income (0.22) (0.22) (0.34) (0.12) (0.14)
Net realized gain (0.54) (0.24) (2.41) (0.03) (0.01)
Total distributions (0.76) (0.46) (2.75) (0.15) (0.15)
NET ASSET VALUE
End of period $ 17.92 $ 15.83 $ 13.18 $ 19.21 $ 16.18
Ratios/Supplemental Data
Total return
(2)(3)
17.94% 23.68% (17.08)% 19.65% 15.34%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.51% 1.90% 2.18% 1.77% 2.05%
Net expenses after waivers/
payments by Price Associates 0.74% 0.75% 0.73% 0.76% 0.74%
Net investment income 1.22% 1.47% 1.83% 0.67% 1.04%
Portfolio turnover rate 48.5% 44.7% 102.9% 25.6% 32.5%
Net assets, end of period (in
thousands) $26,984 $16,554 $12,547 $30,478 $22,638
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Integrated Global Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 15.81 $ 13.16 $ 19.25 $ 16.20 $ 14.16
Investment activities
Net investment income
(1)(2)
0.24 0.24 0.37 0.15 0.16
Net realized and unrealized
gain/loss 2.64 2.89 (3.64) 3.07 2.03
Total from investment
activities 2.88 3.13 (3.27) 3.22 2.19
Distributions
Net investment income (0.26) (0.24) (0.41) (0.14) (0.14)
Net realized gain (0.54) (0.24) (2.41) (0.03) (0.01)
Total distributions (0.80) (0.48) (2.82) (0.17) (0.15)
NET ASSET VALUE
End of period $ 17.89 $ 15.81 $ 13.16 $ 19.25 $ 16.20
Ratios/Supplemental Data
Total return
(2)(3)
18.11% 23.84% (16.98)% 19.88% 15.49%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.31% 1.70% 2.21% 1.72% 1.97%
Net expenses after
waivers/payments by Price
Associates 0.58% 0.59% 0.58% 0.60% 0.60%
Net investment income 1.37% 1.64% 2.30% 0.84% 1.16%
Portfolio turnover rate 48.5% 44.7% 102.9% 25.6% 32.5%
Net assets, end of period (in
thousands) $34,423 $17,078 $11,558 $1,268 $791
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Integrated Global Equity Fund
December 31, 2024

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.6%
Common Stocks 0.6%
MercadoLibre (USD) (1) 104 177
Tenaris (EUR)  10,155 192
Total Argentina (Cost $390) 369
AUSTRALIA 1.5%
Common Stocks 1.5%
ANZ Group Holdings  10,118 178
Aristocrat Leisure  3,974 168
Brambles  9,828 117
Coles Group  7,943 93
Computershare  7,722 162
Northern Star Resources  6,182 59
Qantas Airways (1) 12,187 67
Scentre Group  38,709 82
Total Australia (Cost $852) 926
AUSTRIA 0.5%
Common Stocks 0.5%
Erste Group Bank  3,359 208
voestalpine  5,997 114
Total Austria (Cost $315) 322
BELGIUM 0.4%
Common Stocks 0.4%
Groupe Bruxelles Lambert  2,214 151
Warehouses De Pauw  5,289 104
Total Belgium (Cost $318) 255
BRAZIL 0.6%
Common Stocks 0.5%
Petroleo Brasileiro  15,165 98
Suzano  6,210 63
TOTVS  10,259 44
Vale  12,080 107
312

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Preferred Stocks 0.1%
Itau Unibanco Holding  16,666 82
82
Total Brazil (Cost $474) 394
CANADA 3.5%
Common Stocks 3.5%
Canadian National Railway  2,203 224
Cenovus Energy (USD)  9,445 143
Constellation Software  94 291
Constellation Software, Warrants, 3/31/40 (1)(2) 76 —
Descartes Systems Group (1) 1,474 167
Fairfax Financial Holdings  127 177
George Weston  765 119
Granite Real Estate Investment Trust  1,501 73
Kinaxis (1)(3) 1,747 210
Kinross Gold  12,479 116
Loblaw  1,125 148
Parkland (3) 4,877 110
Suncor Energy  4,453 159
TFI International  1,486 201
Total Canada (Cost $1,766) 2,138
CHILE 0.1%
Common Stocks 0.1%
Banco de Chile  491,538 56
Total Chile (Cost $51) 56
CHINA 2.7%
Common Stocks 2.2%
Alibaba Group Holding, ADR (USD)  2,347 199
Aluminum Corp. of China, Class H (HKD)  70,000 40
China Coal Energy, Class H (HKD)  51,000 61
China Merchants Bank, Class H (HKD)  21,500 110
COSCO SHIPPING Holdings, Class H (HKD)  36,500 60
PDD Holdings, ADR (USD) (1) 1,261 122
Tencent Holdings (HKD)  6,500 347
Tingyi Cayman Islands Holding (HKD)  72,000 93
Xiaomi, Class B (HKD) (1) 47,600 209

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
ZTO Express Cayman (HKD)  4,350 85
1,326
Common Stocks - China A Shares 0.5%
CNOOC Energy Technology & Services, A Shares (CNH)  179,700 105
CRRC, A Shares (CNH)  78,400 90
Eastroc Beverage Group, A Shares (CNH)  3,320 113
308
Total China (Cost $1,510) 1,634
COLOMBIA 0.1%
Common Stocks 0.1%
Bancolombia, ADR (USD)  1,998 63
Total Colombia (Cost $64) 63
DENMARK 1.0%
Common Stocks 1.0%
Carlsberg, Class B  2,031 195
Genmab (1) 720 151
Novo Nordisk, Class B  3,397 293
Total Denmark (Cost $640) 639
FRANCE 2.1%
Common Stocks 2.1%
AXA  4,849 173
Cie Generale des Etablissements Michelin  2,979 98
Dassault Aviation  678 138
Edenred  2,046 67
Engie  8,352 132
Eurofins Scientific  1,611 82
Euronext  1,575 177
TotalEnergies  3,116 174
Verallia  4,295 108
Vinci  1,061 109
Total France (Cost $1,340) 1,258

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
GERMANY 2.7%
Common Stocks 2.7%
adidas  610 150
Allianz  819 252
Deutsche Post  3,905 138
Deutsche Telekom  7,411 222
Muenchener Rueckversicherungs-Gesellschaft  375 189
Puma  3,282 151
SAP  556 137
Scout24  2,073 183
Zalando (1) 6,422 215
Total Germany (Cost $1,514) 1,637
HONG KONG 0.1%
Common Stocks 0.1%
HKT Trust & HKT  66,000 82
Total Hong Kong (Cost $83) 82
HUNGARY 0.2%
Common Stocks 0.2%
OTP Bank  1,909 104
Total Hungary (Cost $82) 104
INDIA 0.9%
Common Stocks 0.9%
Infosys  5,912 129
Page Industries  113 63
Petronet LNG  25,921 104
Power Grid Corp. of India  24,128 87
Shriram Finance  3,286 111
Vedanta  8,096 42
Total India (Cost $461) 536
INDONESIA 0.1%
Common Stocks 0.1%
Bank Mandiri Persero  221,900 78
Total Indonesia (Cost $86) 78

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
IRELAND 0.6%
Common Stocks 0.6%
Kingspan Group  1,403 102
TE Connectivity (USD)  1,732 248
Total Ireland (Cost $384) 350
ITALY 1.2%
Common Stocks 1.2%
DiaSorin  973 100
Enel  20,071 143
FinecoBank Banca Fineco  7,629 133
Intesa Sanpaolo  40,730 164
UniCredit  4,707 189
Total Italy (Cost $589) 729
JAPAN 6.2%
Common Stocks 6.2%
AGC  3,300 96
Asahi Group Holdings  9,800 103
Asics  9,200 179
Daiwa Securities Group  14,800 98
Food & Life  7,200 151
Inpex  6,400 80
JFE Holdings  6,000 68
KDDI  5,800 185
MatsukiyoCocokara  11,000 160
Mitsubishi Estate  11,800 164
Mitsubishi UFJ Financial Group  19,800 231
Nippon Steel  6,500 131
Nomura Real Estate Holdings  6,100 150
Olympus  9,200 137
Panasonic Holdings  17,500 179
Recruit Holdings  3,400 236
Renesas Electronics  13,700 173
Seven & i Holdings  12,600 198
SoftBank Group  2,900 166
Sony Group  11,700 247
Subaru  8,300 147
Sumitomo  4,600 100

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Suntory Beverage & Food (3) 2,100 67
Taiheiyo Cement  6,100 138
Takeda Pharmaceutical  5,300 140
TIS  4,100 97
Total Japan (Cost $3,797) 3,821
MEXICO 0.4%
Common Stocks 0.4%
Coca-Cola Femsa  10,287 80
Gruma, Class B  4,558 71
Grupo Aeroportuario del Sureste, Class B  3,122 80
Total Mexico (Cost $272) 231
NETHERLANDS 1.4%
Common Stocks 1.4%
Adyen (1) 125 186
ASML Holding (USD)  146 101
Koninklijke Ahold Delhaize  3,842 126
Koninklijke KPN  42,311 154
Koninklijke Philips (1) 6,603 167
NN Group  3,330 145
Total Netherlands (Cost $871) 879
NORWAY 0.2%
Common Stocks 0.2%
Kongsberg Gruppen  1,063 120
Total Norway (Cost $110) 120
PERU 0.1%
Common Stocks 0.1%
Credicorp (USD)  492 90
Total Peru (Cost $81) 90
PHILIPPINES 0.2%
Common Stocks 0.2%
BDO Unibank  44,022 109
Total Philippines (Cost $95) 109

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
PORTUGAL 0.2%
Common Stocks 0.2%
Jeronimo Martins  7,931 151
Total Portugal (Cost $166) 151
QATAR 0.1%
Common Stocks 0.1%
Qatar National Bank  14,868 71
Total Qatar (Cost $62) 71
SAUDI ARABIA 0.3%
Common Stocks 0.3%
Nahdi Medical  2,403 75
Saudi National Bank  12,766 113
Total Saudi Arabia (Cost $222) 188
SINGAPORE 0.5%
Common Stocks 0.5%
DBS Group Holdings  5,990 192
United Overseas Bank  5,100 135
Total Singapore (Cost $246) 327
SOUTH AFRICA 0.2%
Common Stocks 0.2%
Absa Group  9,071 91
Woolworths Holdings  15,611 51
Total South Africa (Cost $144) 142
SOUTH KOREA 1.0%
Common Stocks 1.0%
DB Insurance  1,007 70
HD Korea Shipbuilding & Offshore Engineering (1) 666 102
Hyundai Mobis  636 101
KB Financial Group  1,566 88
KT  2,614 78
Samsung Electronics  2,238 80

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Samsung Fire & Marine Insurance  357 87
Total South Korea (Cost $648) 606
SPAIN 0.2%
Common Stocks 0.2%
Iberdrola (3) 10,277 142
Total Spain (Cost $153) 142
SWEDEN 0.6%
Common Stocks 0.6%
Essity, Class B  6,106 163
Telefonaktiebolaget LM Ericsson, Class B  25,031 203
Total Sweden (Cost $338) 366
SWITZERLAND 0.6%
Common Stocks 0.6%
Logitech International  1,204 99
SIG Group  7,175 142
Sonova Holding  369 121
Total Switzerland (Cost $381) 362
TAIWAN 2.2%
Common Stocks 2.2%
Accton Technology  9,000 211
Chailease Holding  2,353 8
Delta Electronics  10,000 131
MediaTek  5,000 215
Taiwan Semiconductor Manufacturing  24,000 780
Total Taiwan (Cost $839) 1,345
THAILAND 0.1%
Common Stocks 0.1%
Bangkok Dusit Medical Services, Class F  124,000 89
Total Thailand (Cost $94) 89

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
UNITED ARAB EMIRATES 0.2%
Common Stocks 0.2%
Abu Dhabi National Oil for Distribution  108,088 104
Total United Arab Emirates (Cost $103) 104
UNITED KINGDOM 2.7%
Common Stocks 2.7%
3i Group  2,987 133
Auto Trader Group  14,986 148
Barclays  58,144 194
BT Group  71,087 128
Bunzl  4,226 174
Compass Group  6,387 213
Imperial Brands  5,591 179
Informa  10,088 101
Rolls-Royce Holdings (1) 28,783 204
Unilever  2,714 154
Total United Kingdom (Cost $1,249) 1,628
UNITED STATES 62.8%
Common Stocks 62.8%
3M  1,842 238
AbbVie  622 111
Accenture, Class A  702 247
Agilent Technologies  1,606 216
Alphabet, Class A  7,144 1,352
Amazon.com (1) 6,322 1,387
Ameren  1,345 120
Ameriprise Financial  298 159
Apple  11,473 2,873
Applied Materials  1,481 241
AppLovin, Class A (1)(3) 1,214 393
Autodesk (1)(3) 966 286
AutoZone (1) 78 250
Bank of America  9,953 437
Bank of New York Mellon  4,347 334
Bath & Body Works  5,524 214
Becton Dickinson & Company  1,171 266
Berkshire Hathaway, Class B (1) 230 104

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Booking Holdings  67 333
Booz Allen Hamilton Holding  1,725 222
Broadcom  2,335 541
Broadridge Financial Solutions  1,003 227
Cardinal Health  2,188 259
Cencora  677 152
Charles Schwab  4,038 299
Charter Communications, Class A (1) 666 228
Chubb  964 266
Cigna Group  773 213
Citigroup  4,961 349
Coca-Cola  2,156 134
Colgate-Palmolive  2,508 228
Constellation Energy  1,068 239
Corebridge Financial  7,301 219
Corning (3) 3,831 182
Corpay (1) 793 268
Corteva  3,496 199
CSX  8,172 264
Cummins  736 257
Dover  1,157 217
Eli Lilly  455 351
Entergy  2,912 221
Equity Residential, REIT  869 62
Evergy  3,473 214
Exelon  5,745 216
Exxon Mobil  1,440 155
Fair Isaac (1) 96 191
FedEx (3) 955 269
Fidelity National Information Services  1,760 142
Fortinet (1) 3,628 343
Fortive (3) 2,859 214
Gaming & Leisure Properties, REIT  2,699 130
Gen Digital  4,582 125
General Electric  1,498 250
Global Payments  2,109 236
GoDaddy, Class A (1) 1,586 313
Hartford Financial Services Group  2,455 269
HCA Healthcare  592 178
Hilton Worldwide Holdings  733 181
Hologic (1) 2,648 191
Home Depot  1,069 416
International Paper (3) 3,187 172

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Jabil (3) 914 132
JPMorgan Chase  960 230
Keurig Dr Pepper  5,613 180
KeyCorp  12,596 216
Kimberly-Clark  2,018 264
Kinder Morgan  10,639 292
L3Harris Technologies  1,193 251
Las Vegas Sands  3,146 162
Leidos Holdings  1,334 192
Lowe's  1,211 299
Marsh & McLennan  1,241 264
Mastercard, Class A  1,030 542
McKesson  370 211
Medtronic  3,493 279
Merck  750 75
Meta Platforms, Class A  1,577 923
MetLife  3,071 251
Mettler-Toledo International (1) 190 233
Microsoft  6,095 2,569
Molina Healthcare (1) 766 223
Mosaic  5,661 139
Netflix (1) 536 478
Northrop Grumman  534 251
NVIDIA  17,497 2,350
NXP Semiconductors  838 174
O'Reilly Automotive (1) 153 181
Parker-Hannifin  424 270
PG&E  10,224 206
Philip Morris International  2,801 337
Procter & Gamble  2,230 374
PTC (1) 921 169
Public Storage, REIT  268 80
QUALCOMM (3) 2,164 332
Reliance  525 141
ResMed  762 174
RPM International  1,156 142
Salesforce  999 334
Schlumberger  5,179 199
SS&C Technologies Holdings  2,769 210
Stanley Black & Decker  2,469 198
State Street  2,056 202
Stryker  550 198
Synchrony Financial  2,983 194

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
T-Mobile U.S.  669 148
Tesla (1) 1,603 647
Textron  2,552 195
Thermo Fisher Scientific  668 348
United Parcel Service, Class B (3) 2,002 252
UnitedHealth Group  355 180
Valero Energy (3) 2,058 252
Ventas, REIT  784 46
Verisk Analytics  655 180
Viatris  18,445 230
VICI Properties, REIT  4,002 117
Visa, Class A  1,787 565
Vistra  1,196 165
Walmart  1,650 149
Xcel Energy  2,488 168
Zebra Technologies, Class A (1) 565 218
Zimmer Biomet Holdings  1,964 207
Total United States (Cost $28,630) 38,551
VIETNAM 0.2%
Common Stocks 0.2%
Saigon Beer Alcohol Beverage  24,000 52
Vietnam Dairy Products  20,300 51
Total Vietnam (Cost $111) 103
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 4.53% (4)(5) 235,412 235
Total Short-Term Investments (Cost $235) 235

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 4.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 4.2%
Money Market Funds 4.2%
T. Rowe Price Government Reserve Fund, 4.53% (4)(5) 2,570,909 2,571
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 2,571
Total Securities Lending Collateral (Cost $2,571) 2,571
Total Investments in Securities
103.9% of Net Assets
(Cost $52,337) $ 63,801
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) See Note 3. All or a portion of this security is on loan at December 31, 2024.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD U.S. Dollar

T. ROWE PRICE Integrated Global Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.53% $ — $ — $ 16++
Totals $ —# $ — $ 16+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
T. Rowe Price Government
Reserve Fund, 4.53% $ 1,345  ¤  ¤ $ 2,806
Total $ 2,806^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $16 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,806.

T. ROWE PRICE Integrated Global Equity Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $52,337) $ 63,801
Receivable for shares sold 561
Receivable for investment securities sold 534
Dividends receivable 48
Cash 44
Foreign currency (cost $39) 38
Due from affiliates 13
Other assets 47
Total assets 65,086
Liabilities
Obligation to return securities lending collateral 2,571
Payable for investment securities purchased 991
Payable for shares redeemed 38
Investment management fees payable 27
Other liabilities 52
Total liabilities 3,679
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 61,407

T. ROWE PRICE Integrated Global Equity Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 11,387
Paid-in capital applicable to 3,429,574 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 50,020
NET ASSETS $ 61,407
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $26,984; Shares outstanding: 1,505,834) $ 17.92
I Class
(Net assets: $34,423; Shares outstanding: 1,923,740) $ 17.89

T. ROWE PRICE Integrated Global Equity Fund
Statement of Operations

($000s)
Year
Ended
12/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $67) $ 949
Securities lending 4
Total income 953
Expenses
Investment management 259
Shareholder servicing
Investor Class $ 47
I Class 8 55
Prospectus and shareholder reports
Investor Class 7
I Class 5 12
Custody and accounting 210
Legal and audit 74
Registration 57
Miscellaneous 13
Waived / paid by Price Associates (361)
Total expenses 319
Net investment income 634

T. ROWE PRICE Integrated Global Equity Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $10) 3,587
Foreign currency transactions (41)
Net realized gain 3,546
Change in net unrealized gain / loss
Securities (net of increase in deferred foreign taxes of $14) 3,148
Other assets and liabilities denominated in foreign currencies (2)
Change in net unrealized gain / loss 3,146
Net realized and unrealized gain / loss 6,692
INCREASE IN NET ASSETS FROM OPERATIONS $ 7,326

T. ROWE PRICE Integrated Global Equity Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 634 $ 438
Net realized gain 3,546 999
Change in net unrealized gain / loss 3,146 4,597
Increase in net assets from operations 7,326 6,034
Distributions to shareholders
Net earnings
Investor Class (1,048) (464)
I Class (1,453) (497)
Decrease in net assets from distributions (2,501) (961)
Capital share transactions
*
Shares sold
Investor Class 18,512 3,559
I Class 19,396 9,197
Distributions reinvested
Investor Class 763 286
I Class 1,415 469
Shares redeemed
Investor Class (11,197) (2,352)
Advisor Class – (359)
I Class (5,939) (6,673)
Increase in net assets from capital share
transactions 22,950 4,127

T. ROWE PRICE Integrated Global Equity Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Net Assets
Increase during period 27,775 9,200
Beginning of period 33,632 24,432
End of period $ 61,407 $ 33,632
*Share information (000s)
Shares sold
Investor Class 1,040 239
I Class 1,103 646
Distributions reinvested
Investor Class 42 18
I Class 77 30
Shares redeemed
Investor Class (622) (163)
Advisor Class – (25)
I Class (336) (474)
Increase in shares outstanding 1,304 271

T. ROWE PRICE Integrated Global Equity Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Integrated Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Integrated Global
Equity Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital. The fund has two classes of shares: the Integrated Global Equity Fund
(Investor Class) and the Integrated Global Equity Fund–I Class (I Class). I Class
shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any,

T. ROWE PRICE Integrated Global Equity Fund

are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended
December 31, 2024, the fund realized $1,520,000 of net gain on $3,594,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Integrated Global Equity Fund

New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Integrated Global Equity Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including

T. ROWE PRICE Integrated Global Equity Fund

developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Integrated Global Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 39,694 $ 21,219 $ — $ 60,913
Preferred Stocks — 82 — 82
Short-Term Investments 235 — — 235
Securities Lending Collateral 2,571 — — 2,571
Total $ 42,500 $ 21,301 $ — $ 63,801

T. ROWE PRICE Integrated Global Equity Fund

to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
December 31, 2024, the value of loaned securities was $2,497,000; the value of cash collateral and related investments was $2,571,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $47,812,000 and
$23,286,000, respectively, for the year ended December 31, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

T. ROWE PRICE Integrated Global Equity Fund

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind, deemed distributions on shareholder redemptions, the character of net currency gains or losses and the character of income on passive foreign investment companies.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 1,017 $ 467
Long-term capital gain 1,484 494
Total distributions $ 2,501 $ 961
($000s)
Cost of investments $ 52,523
Unrealized appreciation $ 13,545
Unrealized depreciation (2,282)
Net unrealized appreciation (depreciation) $ 11,263

T. ROWE PRICE Integrated Global Equity Fund

At December 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
($000s)
Undistributed ordinary income $ 5
Undistributed long-term capital gain 119
Net unrealized appreciation (depreciation) 11,263
Total distributable earnings (loss) $ 11,387

T. ROWE PRICE Integrated Global Equity Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.25%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2024, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to

T. ROWE PRICE Integrated Global Equity Fund

the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $983,000 remain subject to repayment by the fund at December 31, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended December 31, 2024, expenses incurred pursuant to these service agreements were $117,000 for
Price Associates and $40,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Investor
Class I Class
Expense limitation/I Class Limit 0.74% 0.05%
Expense limitation date 04/30/26 04/30/26
(Waived)/repaid during the period ($000s) $(172) $(189)

T. ROWE PRICE Integrated Global Equity Fund

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of December 31, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 359,800 shares of the Investor Class, representing 24% of the Investor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index

T. ROWE PRICE Integrated Global Equity Fund

and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Integrated Global Equity Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Integrated Equity Funds, Inc.
and Shareholders of T. Rowe Price Integrated Global Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Integrated Global Equity Fund
(one of the funds constituting T. Rowe Price Integrated Equity Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December
31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31,
2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December
31, 2024 in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Integrated Global Equity Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Integrated Global Equity Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$1,836,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For taxable non-corporate shareholders, $788,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $336,000 of the fund's income qualifies for the dividends-received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust (REIT)
dividends, $10,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F203-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Integrated Equity Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2025